SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended
	Apr. 30, 2023	Mar. 23, 2023	Mar. 31, 2023	Jan. 31, 2023
SUBSEQUENT EVENTS
Stock issued for cash, share	4,000,000	1,000,000	8,000,000
Offering amount for cash			$ 130,000
Advances received			350,000
Stock subscription receivable	$ 46,000		$ 40,000
Convertible notes converted debt				$ 380,858
convertible notes converted debt , Shares				22,207,486